Offerings - Offering: 1	Nov. 12, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.001 per share
Amount Registered | shares	11,503,682
Proposed Maximum Offering Price per Unit	23.75
Maximum Aggregate Offering Price	$ 273,212,447.50
Fee Rate	0.01531%
Amount of Registration Fee	$ 41,828.83
Offering Note	(1) These securities are being registered in connection with the resale of 11,503,682 shares of the registrant's Class A common stock, par value $0.001 per share ("Class A Common Stock"), by the selling stockholders (the "Selling Stockholders"). (2) Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the "Securities Act"), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions. (3) In accordance with Rule 457(c), based on the average of the high ($25.60) and low ($21.90) prices of the shares of Class A Common Stock on The Nasdaq Global Select Market on November 12, 2024. (4) Calculated pursuant to Rule 457 under the Securities Act by multiplying the proposed maximum aggregate offering price of securities to be registered by 0.0001531.